Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 17,315	$ 18,089	$ 19,900
Average number of employees | employee	244,788	246,933	268,433
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 54	$ 570	$ 908
Average number of employees | employee	55	1,660
Management fee	$ 2,240	$ 406